Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Summary of Changes in Company’s Liabilities Arising from Financing Activities

The changes in the Group’s liabilities arising from financing activities can be classified as follows:

As at	March 31, 2019				March 31, 2018
	Line of credit	Current portion of long-term debt	Long-term debt	Total	Line of credit	Current portion of long-term debt	Long-term debt	Total
	$	$	$	$	$	$	$	$
Beginning balance	24,066	2,956	15,619	42,641	-	2,956	13,278	16,234
Repayment	(40,547)	(6,343)	(14,079)	(60,969)	-	-	(2,385)	(2,385)
Proceeds	-	-	29,459	29,459	24,066	-	-	24,066
Total cash flow	(16,481)	(3,387)	30,999	11,131	24,066	2,956	10,893	37,915
Acquisition	15,749	-	-	15,749	-	-	4,466	4,466
Amortization of financing fees	-	-	144	144	-	-	28	28
Interest accretion on balances of purchase payable	-	-	211	211	-	-	232	232
Foreign currency translation adjustment	732	-	338	1,070	-	-	-	-
Reclassification	-	4,387	(4,387)	-	-	-	-	-
Total non cash	16,481	4,387	(3,694)	17,174	-	-	4,726	4,726
Ending balance	-	1,000	27,305	28,305	24,066	2,956	15,619	42,641